Property, plant and equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		$ 3,720,672
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		8,149	$ 0
Additions		2,221	10,136
Disposals		(787)	(9)
Depreciation charge		(1,774)	(1,978)
Transfers		(1,539)
Right-of-use assets - end of year		6,270	8,149
Property, plant and equipment - End of year		3,771,557	3,720,672
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		9,013,446	9,009,461
Additions		77,462	75,211
Transfers		1,539	0
Change in reclamation provision		151,558	24,883
Disposals		(10,953)	(5,751)
Effect of movements in exchange rates		34,570	(90,358)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		9,267,622	9,013,446
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(5,300,923)	(5,127,535)
Depreciation charge		(176,821)	(236,336)
Change in reclamation provision	[1]	(23,921)	(2,732)
Disposals		9,350	3,197
Effect of movements in exchange rates		(10,020)	62,483
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		(5,502,335)	(5,300,923)
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,116,673
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		2,646	0
Additions		75	3,517
Disposals		(40)	0
Depreciation charge		(875)	(871)
Transfers		0
Right-of-use assets - end of year		1,806	2,646
Property, plant and equipment - End of year		2,194,847	2,116,673
Land and buildgings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		5,050,115	5,039,313
Additions		2,030	2,327
Transfers		37,971	17,157
Change in reclamation provision		151,558	24,883
Disposals		(1,678)	(923)
Effect of movements in exchange rates		(15,663)	(32,642)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		5,224,333	5,050,115
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(2,936,088)	(2,835,037)
Depreciation charge		(84,261)	(128,579)
Change in reclamation provision	[1]	(23,921)	(2,732)
Disposals		903	225
Effect of movements in exchange rates		12,075	30,035
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		(3,031,292)	(2,936,088)
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		890,200
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		5,084	0
Additions		22	5,768
Disposals		(747)	(9)
Depreciation charge		(498)	(675)
Transfers		(1,539)
Right-of-use assets - end of year		2,322	5,084
Property, plant and equipment - End of year		825,830	890,200
Plant and equipment [member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		2,678,165	2,654,944
Additions		7,097	7,179
Transfers		21,405	28,453
Change in reclamation provision		0	0
Disposals		(3,385)	(3,486)
Effect of movements in exchange rates		(3,438)	(8,925)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		2,699,844	2,678,165
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(1,793,049)	(1,697,178)
Depreciation charge		(89,550)	(105,700)
Change in reclamation provision		0	0
Disposals		2,997	2,194
Effect of movements in exchange rates		3,266	7,635
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		(1,876,336)	(1,793,049)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		4,687
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		419	0
Additions		2,124	851
Disposals		0	0
Depreciation charge		(401)	(432)
Transfers		0
Right-of-use assets - end of year		2,142	419
Property, plant and equipment - End of year		6,807	4,687
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		80,869	80,083
Additions		855	158
Transfers		2,554	951
Change in reclamation provision		0	0
Disposals		(5,299)	(142)
Effect of movements in exchange rates		(68)	(181)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		78,911	80,869
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(76,601)	(74,860)
Depreciation charge		(3,010)	(2,057)
Change in reclamation provision		0	0
Disposals		5,299	139
Effect of movements in exchange rates		66	177
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		(74,246)	(76,601)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		95,658
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0	0
Right-of-use assets - end of year		0	0
Property, plant and equipment - End of year		102,253	95,658
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		132,457	114,060
Additions		67,477	65,482
Transfers		(60,391)	(46,561)
Change in reclamation provision		0	0
Disposals		(492)	(507)
Effect of movements in exchange rates		0	(17)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		139,051	132,457
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(36,799)	(36,799)
Depreciation charge		0	0
Change in reclamation provision		0	0
Disposals		1	0
Effect of movements in exchange rates		0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		(36,798)	(36,799)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		613,454
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year		0	0
Right-of-use assets - end of year		0	0
Property, plant and equipment - End of year		641,820	613,454
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		1,071,840	1,121,061
Additions		3	65
Transfers		0	0
Change in reclamation provision		0	0
Disposals		(99)	(693)
Effect of movements in exchange rates		53,739	(48,593)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		1,125,483	1,071,840
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year		(458,386)	(483,661)
Depreciation charge		0	0
Change in reclamation provision		0	0
Disposals		150	639
Effect of movements in exchange rates		(25,427)	24,636
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year		$ (483,663)	$ (458,386)

[1]

Asset retirement obligation assets are adjusted when the Company updates its reclamatio n provisions due to new cash flow estimates or changes in discount and inflation rates. When the assets of an operation have been written off due to an impairment, as is the case with our Rabbit Lake operation and some of our operations in the United States , the adjustment is recorded directly to the statement of earnings as other operating expense or income .